Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.58875%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,482,616.73

Principal:
Principal Collections	$27,696,770.14
Prepayments in Full	$11,304,362.39
Liquidation Proceeds	$360,371.28
Recoveries	$17,739.84
Sub Total	$39,379,243.65
Collections	$42,861,860.38

Purchase Amounts:
Purchase Amounts Related to Principal	$205,061.71
Purchase Amounts Related to Interest	$1,194.08
Sub Total	$206,255.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,068,116.17

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,068,116.17
Servicing Fee	$1,042,348.42	$1,042,348.42	$0.00	$0.00	$42,025,767.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,025,767.75
Interest - Class A-2a Notes	$440,321.71	$440,321.71	$0.00	$0.00	$41,585,446.04
Interest - Class A-2b Notes	$290,382.47	$290,382.47	$0.00	$0.00	$41,295,063.57
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$39,913,105.82
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$39,570,324.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,570,324.82
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$39,442,058.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,442,058.15
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$39,352,581.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,352,581.48
Regular Principal Payment	$43,630,710.08	$39,352,581.48	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,068,116.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,352,581.48
Total					$39,352,581.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,054,667.27	$72.44	$440,321.71	$1.38	$23,494,988.98	$73.82
Class A-2b Notes	$16,297,914.21	$72.44	$290,382.47	$1.29	$16,588,296.68	$73.73
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$39,352,581.48	$24.92	$2,673,186.27	$1.69	$42,025,767.75	$26.61

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$204,010,059.80	0.6409767	$180,955,392.53	0.5685415
Class A-2b Notes	$144,219,754.48	0.6409767	$127,921,840.27	0.5685415
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,104,649,814.28	0.6996547	$1,065,297,232.80	0.6747299

Pool Information
Weighted Average APR	3.399%	3.391%
Weighted Average Remaining Term	49.39	48.53
Number of Receivables Outstanding	52,545	51,678
Pool Balance	$1,250,818,098.71	$1,210,740,484.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,142,742,133.52	$1,106,810,158.04
Pool Factor	0.7238531	0.7006601

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$103,930,326.91
Targeted Overcollateralization Amount	$149,721,380.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$145,443,252.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		110	$511,048.24
(Recoveries)		26	$17,739.84
Net Loss for Current Collection Period			$493,308.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4733%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4585%
Second Prior Collection Period			0.3741%
Prior Collection Period			0.6939%
Current Collection Period			0.4810%
Four Month Average (Current and Prior Three Collection Periods)			0.5019%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1296	$3,705,328.87
(Cumulative Recoveries)			$124,635.74
Cumulative Net Loss for All Collection Periods			$3,580,693.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2072%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,859.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,762.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	389	$9,924,943.17
61-90 Days Delinquent	0.11%	51	$1,359,937.72
91-120 Days Delinquent	0.03%	10	$343,035.35
Over 120 Days Delinquent	0.03%	13	$354,510.28
Total Delinquent Receivables	0.99%	463	$11,982,426.52

Repossession Inventory:
Repossessed in the Current Collection Period		34	$935,050.77
Total Repossessed Inventory		61	$1,748,190.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1399%
Prior Collection Period			0.1370%
Current Collection Period			0.1432%
Three Month Average			0.1400%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1699%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer